Restructuring charges - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 45,390	$ 31,143	$ 31,105
Restructuring reserve	6,999	$ 6,022	$ 10,311
Lease Liability
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	3,000
Restructuring reserve, current	1,000
Restructuring reserve, noncurrent	2,000
Workforce reductions
Restructuring Cost and Reserve [Line Items]
Restructuring reserve	4,000
2021 Restructuring Plan
Restructuring Cost and Reserve [Line Items]
Restructuring charges	45,400
Severance costs	34,100
Other restructuring costs	$ 11,300